S-K 1604, De-SPAC Transaction	Dec. 18, 2025
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

You are cordially invited to attend an extraordinary general meeting (the “extraordinary general meeting”) of the shareholders of EQV Ventures Acquisition Corp., an exempted company incorporated in the Cayman Islands (“EQV”), which will be held virtually at https://          at          a.m., Eastern Time, on        , 2026. To better meet practical needs, we have determined that the extraordinary general meeting will be a virtual meeting conducted exclusively via live webcast. You will be able to attend the extraordinary general meeting online, vote at the extraordinary general meeting and submit your questions during the extraordinary general meeting by visiting https://        . The meeting webcast will begin promptly at a.m., Eastern Time. We encourage you to access the meeting prior to the start time, and you should allow ample time for the check-in procedures. Because the extraordinary general meeting will be a completely virtual meeting, there will be no physical location for shareholders to attend. The extraordinary general meeting has been called to approve the Business Combination (as defined below), among other things.

De-SPAC Forepart, Material Financing Transactions Occurred, Description [Text Block]

Pursuant to the Business Combination Agreement, among other things:

(i)     EQV will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and registering by way of continuation and domesticating as a corporation incorporated under the laws of the State of Delaware, upon which (a) each then issued and outstanding Class A ordinary share of EQV, par value $0.0001 (the “Class A Shares”), will convert automatically, on a one-for-one basis, to a share of Class A common stock, par value $0.0001 per share, of EQV (“EQV Class A Common Stock”), (b) each issued and outstanding warrant to purchase one Class A ordinary share in the capital of EQV at a price of $11.50 per share (the “EQV public warrants”) will convert automatically, on a one-for-one basis, into a whole warrant exercisable for one share of EQV Class A Common Stock and (c) the name of EQV will be changed from “EQV Ventures Acquisition Corp.” to “Presidio MidCo Inc.” (the “Domestication”); and

(ii)    Following the Domestication, EQV Merger Sub will merge with and into EQV, with EQV as the surviving company in the merger and with (a) EQV shareholders receiving one share of Class A common stock, par value $0.0001 per share, of Presidio (“Presidio Class A Common Stock”) for each share of EQV Class A Common Stock held by such shareholder and (b) each EQV public warrant converting automatically, on a one-for-one basis, into a whole warrant exercisable for one share of Presidio Class A Common Stock, in accordance with the terms of the Business Combination Agreement, and upon which Presidio will change its name to “Presidio Production Company.” After giving effect to such merger, EQV will survive as a wholly owned subsidiary of Presidio (“EQV Surviving Subsidiary”), following which, Presidio Merger Sub will merge with and into PIH, with PIH as the surviving company in the merger, all on the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with applicable law.

At the closing of the Business Combination (the “Closing” and such date, the “Closing Date”) (i) Presidio shall contribute to EQV Surviving Subsidiary all of its assets and liabilities (excluding its interest in EQV Surviving Subsidiary), (ii) in exchange therefor, EQV Surviving Subsidiary shall issue to Presidio (A) a number of common shares of EQV Surviving Subsidiary

(“EQV Surviving Subsidiary Common Shares”) which shall equal the number of total shares of Presidio Class A Common Stock issued and outstanding immediately after the Closing (giving effect to the redemption of public shares), (B) a number of Class A Preferred Shares of EQV Surviving Subsidiary equal to the number of Preferred Shares (as defined below) outstanding and (C) a number of warrants to purchase EQV Surviving Subsidiary Common Shares which shall equal the number of Presidio warrants outstanding immediately after the Closing, (iii) EQV Surviving Subsidiary shall then contribute to EQV Holdings all of its assets and liabilities (excluding its interests in EQV Holdings and the shares being redeemed), including cash held by EQV, and (iv) in exchange therefor, EQV Holdings shall issue to EQV Surviving Subsidiary (A) a number of common units of EQV Holdings (“EQV Holdings Common Units”) which shall equal the number of total shares of EQV Class A Common Stock issued and outstanding immediately after the Closing (giving effect to the redemption of public shares), (B) a number of Class A preferred units of EQV Holdings equal to the number of Preferred Shares outstanding and (C) a number of warrants to purchase EQV Holdings Common Units which shall equal the number of EQV warrants outstanding immediately after the Closing.

De-SPAC Forepart, Report Concerning Approval of Transaction Received [Text Block]

In connection with the Closing, EQVR Intermediate, EQV Ventures Sponsor LLC, a Delaware limited liability company (the “Sponsor”), certain holders of PIH equity and certain members of Presidio’s management (collectively, the “Registration Rights Parties”), EQV, EQV Holdings, and Presidio will enter into a registration and stockholders’ rights agreement (the “Registration and Stockholders’ Rights Agreement”). Under the Registration and Stockholders’ Rights Agreement, the Sponsor or its permitted transferees will have the right to designate two directors for appointment or election to the board of directors (the “Presidio Board”) of Presidio (the “Sponsor Directors”) so long as they own in the aggregate greater than 20% of Presidio’s common equity and one director so long as they own in the aggregate greater than 10% of Presidio’s common equity. Pursuant to the terms of the Registration and Stockholders’ Rights Agreement, the Registration Rights Parties, and each of their permitted transferees, will be granted certain customary registration rights, including demand and piggyback rights. In addition, certain of the Registration Rights Parties will agree, subject to the terms provided therein, that each such party will not transfer any of its registrable securities under the Registration and Stockholders’ Rights Agreement for a period ending 180 days after the Closing.

De-SPAC, Board Determination, Prospectus Summary [Text Block]	Concurrently with the execution of the Business Combination Agreement, on August 5, 2025, EQV and Presidio entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) (and may enter into, before the Closing, additional agreements with additional PIPE Investors on the same forms, as applicable) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and EQV and Presidio have agreed to issue and sell to the PIPE Investors, an aggregate of 8,750,000 shares of Presidio Class A Common Stock following the Domestication for a purchase price of $10.00 per share, on the terms and subject to the conditions set forth therein (the “PIPE Financing”).
De-SPAC Forepart, Sponsor Compensation, Material Dilution [Flag]	true
De-SPAC, Material Terms, Prospectus Summary [Text Block]

The EQV Board’s Reasons for the Transaction

EQV was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The EQV Board sought to utilize the networks and industry experience of both the Sponsor and the EQV Board and management to identify, acquire and operate one or more businesses. The members of the EQV Board and management have extensive transactional experience, particularly in the broadly-defined oil and gas and related industries.

Before reaching their decision, the EQV Board reviewed the results of management’s due diligence, performed with the assistance of EQV’s advisors, which included:

•        research on industry trends, revenue projections and other industry factors;

•        meetings and calls with PIH’s management team and representatives regarding operations, major customers, regulatory compliance, financial prospects and possible acquisitions, among other customary due diligence matters;

•        review of PIH’s material business contracts and certain other legal and commercial diligence including discussions with PIH’s major customers, vendors and suppliers; and

•        environmental, financial and accounting diligence.

De-SPAC Forepart, Actual or Material Conflict of Interest [Flag]	true